SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 26:-	SUBSEQUENT EVENTS

a.	On March 14, 2024 the Company announced that Mr. Erez Nachtomy, the Company's CEO, will be stepping down as CEO in mid June 2024.